Acquisitions and Divestitures (Assets Acquired and Liability Assumed - Prestolite) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 02, 2012 Prestolite [Member]
Business Acquisition [Line Items]
Cash					$ 0.7
Accounts receivable					22.7	[1]
Inventories					17.3
Property, plant and equipment					24.6
Intangible assets	49.4	52.1	67.1		11.7
Goodwill	27.2	184.6	187.6	171.4	7.8
Other current and noncurrent assets					2.0
Total assets					86.8
Current liabilities					20.1
Other liabilities					7.2
Total liabilities					$ 27.3

[1]	Accounts receivable is gross contractual value. As of the acquisition date, the fair value of accounts receivable approximated carrying value.